Accrued Expenses and Other Current Liabilities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses and Other Current Liabilities [Member]
Accrued commissions expense approximately	$ 4.1	$ 3.4